Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information (Unaudited)
21.	Quarterly Financial Information (Unaudited)

	2012
	First Quarter (A)	Second Quarter (A)		Third Quarter (A)	Fourth Quarter
Net sales	$443,391	$416,979		$393,977	$396,173
Gross profit	49,954	47,121		44,397	41,714	(C)
Income (loss) before provision for (benefit from) income taxes and equity income	21,971	(21,063	) (B)	17,645	12,532
Net income (loss)	14,047	(19,891)		11,137	7,602
Net income (loss) attributable to Global Brass and Copper Holdings, Inc.	13,993	(20,005)		11,032	7,501
Net income (loss) attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	0.66	(0.95)		0.52	0.36

	2011
	First Quarter (A)	Second Quarter (A)		Third Quarter (A)	Fourth Quarter (A)
Net sales	$492,915	$473,251		$439,500	$373,477
Gross profit	50,026	44,231		38,077	63,336	(D)
Income before provision for income taxes and equity income	21,712	17,498		10,779	35,848
Net income	14,170	10,268		7,280	23,570
Net income attributable to Global Brass and Copper Holdings, Inc.	14,058	10,201		7,283	23,590
Net income attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	0.67	0.48		0.35	1.12

(A)	The above data have been adjusted for prior period revisions discussed in note 2, “Summary of Significant Accounting Policies” and as illustrated in note 22, “Revision of Prior Period Financial Statements (Unaudited)”.
(B)	Includes $19,612 loss on debt extinguishment and $19,517 profits interest compensation expense.
(C)	Includes $4,775 gain from liquidation of LIFO inventory layers.
(D)	Includes $15,236 gain from liquidation of LIFO inventory layers.